Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued clinical trial costs	$ 778	$ 2,317	$ 481
Accrued compensation and benefits	1,479	2,454	1,295
Accrued professional fees	449	510	51
Accrued other	386	498	329
Total accrued expenses	$ 3,092	$ 5,779	$ 2,156